CONTINGENCIES (Details)														1 Months Ended								3 Months Ended			6 Months Ended				12 Months Ended		27 Months Ended
	Apr. 09, 2021	Jan. 27, 2021 individual	Jan. 21, 2021	Sep. 17, 2020	Jan. 24, 2020 USD ($) Payment	Jan. 01, 2020	Oct. 14, 2019 USD ($)	Aug. 28, 2019 USD ($)	Oct. 12, 2018 charge	Oct. 19, 2017	Sep. 14, 2017 individual numberOfInvestigations	Jun. 08, 2016 claim	Oct. 01, 2014 claim	Nov. 30, 2020	Oct. 31, 2020 USD ($)	Oct. 31, 2019 claim	Sep. 30, 2019 numberOfAffidavits	Aug. 31, 2017 defendant	Jan. 31, 2016 USD ($)	Feb. 28, 2011	Nov. 30, 2008 individual	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2021	Dec. 31, 2017	Jun. 30, 2017	Sep. 30, 2014 claim	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 01, 2013 USD ($)	Feb. 03, 2022 USD ($)	Oct. 02, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jan. 23, 2018 USD ($)	Jan. 17, 2018 USD ($)	Dec. 26, 2017 USD ($)	Apr. 06, 2016 USD ($)	May 30, 2013 USD ($)
Disclosure of contingencies
Impairment (reversals) charges																													$ (63,000,000)	$ (269,000,000)
Dividends paid, classified as financing activities																													634,000,000	547,000,000
Decrease through disbursements to non-controlling interests																													1,111,000,000	1,578,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													0
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Number of proceedings consolidated | claim												2
Number of claims pursued | charge									5
Number of claims dismissed | charge									4
Estimated financial effect of contingent liabilities																													0												$ 16,000,000
Impairment (reversals) charges																						$ 429,000,000
Legal proceedings contingent liability | San Juan Provincial Regulatory Proceedings [Member]
Disclosure of contingencies
Administrative fine paid																																					$ 5,600,000			$ 10,000,000
Legal proceedings contingent liability | Provincial Criminal Proceedings [Member]
Disclosure of contingencies
Number of defendants with confirmed indictment | defendant																		8
Legal proceedings contingent liability | Federal Criminal Matters [Member]
Disclosure of contingencies
Number of defendants with confirmed indictment | defendant																		3
Legal proceedings contingent liability | Argentina's Glacier Investigation [Member]
Disclosure of contingencies
Number of proceedings consolidated | numberOfInvestigations											2
Number of defendants with confirmed indictment | individual											6
Number of defendants whose charges were dropped | individual											1
Legal proceedings contingent liability | Veladero Tax Assessment and Criminal Charges [Member]
Disclosure of contingencies
Tax claims related to foreign operations																																							$ 6,500,000
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													0
Number of named claimants | individual																					2
Number of unnamed claimants | individual																					200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													0
Number of service days to return Writ																				10 days
Number of affidavits | numberOfAffidavits																	2
Numbers of days to submit affidavits			15 days
Number of witnesses | individual		1
Legal proceedings contingent liability | Canada | Canadian Securities Class Actions
Disclosure of contingencies
Number of claims filed | claim																												8
Number of claims pursued | claim													0
Number of claims not pursued | claim													5
Number of claims not served | claim													1
Number of claims dismissed | claim													1
Number of claims discontinued | claim													2
Number of claims stayed | claim													1
Legal proceedings contingent liability | ONTARIO | Canadian Securities Class Actions
Disclosure of contingencies
Number of claims filed | claim																												4
Number of proceedings consolidated | claim																												2
Number of proceedings remaining | claim													1
Damages sought																															$ 3,000,000,000
Number of claims remaining | claim																1
Number of days appeal was heard														2 days
Legal proceedings contingent liability | ALBERTA | Canadian Securities Class Actions
Disclosure of contingencies
Number of claims filed | claim																												2
Legal proceedings contingent liability | SASKATCHEWAN | Canadian Securities Class Actions
Disclosure of contingencies
Number of claims filed | claim																												1
Legal proceedings contingent liability | QUEBEC | Canadian Securities Class Actions
Disclosure of contingencies
Number of claims filed | claim																												1
Tax contingent liability [member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													257,000,000	266,000,000					$ 327,000,000
Tax contingent liability [member] | Porgera Tax Audit [Member]
Disclosure of contingencies
Proposed adjustment to Porgera tax liabilities																																	$ 485,000,000	$ 131,000,000
Tax contingent liability [member] | Tanzania Concentrate Export Ban and Related Disputes [Member]
Disclosure of contingencies
Economic benefit shared with government										50.00%
Estimate of possible loss for alleged unpaid taxes, interest and penalties																							$ 3,000,000,000	$ 190,000,000,000
Royalty tax rate																										4.00%	6.00%
Clearing fee on minerals exported																										1.00%
Proportion of ownership interests held by non-controlling interests										16.00%
Payment to resolve outstanding tax claims					$ 100,000,000																									300,000,000
Number of installment payments | Payment					5
Subsequent payments to resolve outstanding tax claims					$ 40,000,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment related to withholding tax [Member]
Disclosure of contingencies
Estimate of possible loss for alleged unpaid taxes, interest and penalties																			$ 41,300,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment related to resident allegation [Member]
Disclosure of contingencies
Estimate of possible loss for alleged unpaid taxes, interest and penalties																			$ 500,700,000
Tax contingent liability [member] | Massawa Senegalese Tax Dispute [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													0
Initial proposed adjustments to Massawa tax liabilities																														228,000,000
Adjusted proposed adjustments to Massawa tax liabilities																														216,000,000
Commencement of major litigation | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Estimated financial effect of contingent liabilities																																						$ 11,500,000
Contingent liabilities related to joint ventures [member] | Zaldivar Chilean Internal Revenue Service [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													0
Estimate of possible loss for alleged unpaid taxes, interest and penalties							$ 678,000,000	$ 1,000,000,000
Contingent liabilities related to joint ventures [member] | Kibali Customs Dispute [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																													$ 0
Total claim including substantial penalties and interest																																$ 339,000,000
Tanzanian Mines [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests						16.00%
Tanzanian Mines [Member] | Tanzania Concentrate Export Ban and Related Disputes [Member]
Disclosure of contingencies
Economic benefit shared with government					50.00%
Proportion of ownership interests held by non-controlling interests																													16.00%
Dividends paid, classified as financing activities															$ 250,000,000
Decrease through disbursements to non-controlling interests															$ 40,000,000
Tanzanian Mines [Member] | Individual assets or cash-generating units [member]
Disclosure of contingencies
Impairment (reversals) charges																													$ 5,000,000	$ (304,000,000)
Zaldivar [Member]
Disclosure of contingencies
Proportion of ownership interest in joint venture																													50.00%
Zaldivar [Member] | Zaldivar Chilean Internal Revenue Service [Member]
Disclosure of contingencies
Percent of ownership by other parties in joint ventures								50.00%
Tethyan Copper Company Pty Limited
Disclosure of contingencies
Proportion of ownership interest in joint venture																									50.00%
Percent of ownership by other parties in joint ventures																									50.00%
Funds awarded for damages																																				$ 5,840,000,000
Compensation for denial of mining lease																																				4,087,000,000.000
Interest compounded on claims																																				$ 1,753,000,000
Adjustment to interest rate																																				1.00%
Percentage of the ICSID Award provided as LoC on date of decision				25.00%
Number of days after notification of decision of ICSID Award				30 days
Percentage of the ICSID Award provided as LoC 30 days after notification of decision				50.00%
Number of days to satisfy conditions of the ICSID Award				30 days
Estimated financial effect of contingent assets																																				$ 0
Porgera [Member]
Disclosure of contingencies
Proportion of ownership interest in joint venture	24.50%																												47.50%
Number of years of extension of the special mining lease																													20 years
Proportion of interest held by joint operations operator																													95.00%
Percent of ownership by other parties in joint ventures																													5.00%
Proposed proportion of interest to be held by government stakeholders	51.00%
Proposed proportion of interest to be held by joint operation operator	49.00%
Proportion of interest in joint operations operator																													0.50
Economic benefit shared with government	53.00%
Entity's percent share in economic benefit	47.00%
Number of years at which the government will retain the option to acquire remaining equity participation	10 years